Expense Example	Aug. 01, 2025 USD ($)
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,657
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	891
Income Fund | Institutional Class, Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,370
Income Fund | Institutional Plus Class, Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	1,004
Tributary Nebraska Tax-Free Fund | Institutional Plus Class, Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	935
Balanced Fund | Institutional Class, Balanced Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,554
Balanced Fund | Institutional Plus Class, Balanced Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,287
Tributary Small/Mid Cap Fund | Institutional Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	1,233
Expense Example, with Redemption, 5 Years	2,361
Expense Example, with Redemption, 10 Years	5,131
Tributary Small/Mid Cap Fund | Institutional Plus Class, Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,574
Small Company Fund | Institutional Class, Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,630
Small Company Fund | Institutional Plus Class, Small Company Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,274